                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Navellier Management, Inc.
Address: One E. Liberty St.
         Reno, NV 89501

Form 13F File Number: 28-5972
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Arjen Kuyper
Title: Chief Operations Officer
Phone: (775) 785-9421
Signature, Place, and Date of Signing:
Arjen Kuyper  Reno, Nevada  February 12, 2001
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]

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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ______________
Form 13F Information Table Value Total: $______________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.

Navellier Management, Inc.
FORM 13F
December 31, 2000

                                                                                                              Voting Authority
                                                                                                              ----------------
                                  Title of               Value      Shares/   Sh/  Put/   Invstmt
Name of Issuer                     class     CUSIP       (x$1000)   Prn Amt   Prn  Call   Dscretn   Managers  Sole    Shared  None
------------------------------    ---------  ---------   --------   -------   ---  ----   -------   --------  ------  ------  -----
3-D Systems                       COM        88554D205       603     49700     SH          Sole                49700
ADC Telecom                       COM        000886101       676     37300     SH          Sole                37300
ALZA Corp.- Class A               COM        022615108      4930    116000     SH          Sole               116000
Abgenix Inc.                      COM        00339B107       204      3450     SH          Sole                 3450
Adobe Systems                     COM        00724F101      1757     30200     SH          Sole                30200
Aeroflex Inc.                     COM        007768104      3459    120000     SH          Sole               120000
Alcatel                           COM        013904305      1376     24590     SH          Sole                24590
Allergan Inc.                     COM        018490102      1472     15200     SH          Sole                15200
AmeriSource Health                COM        03071P102      7322    145000     SH          Sole               145000
Amgen                             COM        031162100      1068     16700     SH          Sole                16700
Amphenol Corp.                    COM        032095101      1176     30000     SH          Sole                30000
Amvest Cap Plc                    COM        03235E100       834     19175     SH          Sole                19175
Anadarko Petroleum                COM        032511107      8757    123200     SH          Sole               123200
Analog Devices                    COM        032654105       887     17330     SH          Sole                17330
Anaren Micro Inc                  COM        032744104      1384     20600     SH          Sole                20600
Applied Films                     COM        038197109      1999     97800     SH          Sole                97800
Applied Micro Circuits            COM        03822W109      4218     56210     SH          Sole                56210
Arthur J. Gallagher               COM        363576109      5726     90000     SH          Sole                90000
Avert                             COM        053596102       224     16900     SH          Sole                16900
BEA Systems Inc.                  COM        073325102      3699     54950     SH          Sole                54950
BJ Service Co.                    COM        055482103       320      4650     SH          Sole                 4650
Barra Inc.                        COM        068313105       785     16650     SH          Sole                16650
Bell Microproducts                COM        078137106      2373    149500     SH          Sole               149500
Boeing                            COM        097023105      1102     16700     SH          Sole                16700
Boston Comm.                      COM        100582105      1135     40700     SH          Sole                40700
Broadcom Corp.                    COM        111320107       629      7490     SH          Sole                 7490
Brocade Comms                     COM        111621108      1373     14950     SH          Sole                14950

                                                                                                              Voting Authority
                                                                                                              ----------------
                                  Title of               Value      Shares/   Sh/  Put/   Invstmt
Name of Issuer                     class     CUSIP       (x$1000)   Prn Amt   Prn  Call   Dscretn   Managers  Sole    Shared  None
------------------------------    ---------  ---------   --------   -------   ---  ----   -------   --------  ------  ------  -----
C & D Tech Inc.                   COM        124661109      510      11800     SH           Sole               11800
Cal Pine                          COM        131347106      4349     96520     SH           Sole               96520
Catellus Development              COM        149111106      1750    100000     SH           Sole              100000
Celeritek Inc.                    COM        150926103      1106     29000     SH           Sole               29000
Cerner Corp                       COM        156782104      1278     27640     SH           Sole               27640
Check Point Software Tech         COM        M22465104      5286     39580     SH           Sole               39580
Chris & Banks                     COM        171046105      4313    153000     SH           Sole              153000
Cirrus Logic                      COM        172755100      2250    120000     SH           Sole              120000
Clayton Williams Energy           COM        969490101      2041     75600     SH           Sole               75600
Coastal corp                      COM        190441105      1342     15200     SH           Sole               15200
Comverse Technology               COM        205862402      1628     14985     SH           Sole               14985
Concord Camera                    COM        206156101      1389     84200     SH           Sole               84200
Corionthian Coll.                 COM        218868107      1366     36000     SH           Sole               36000
Corning Inc                       COM        219350105      1193     22580     SH           Sole               22580
Datum Inc.                        COM        238208102       664     30000     SH           Sole               30000
Direct Focus                      COM        254931108      3444    102600     SH           Sole              102600
Duke Energy                       COM        264399106       852     10000     SH           Sole               10000
Dynegy Inc.                       COM        26816Q101      5357     95550     SH           Sole               95550
EMC Corp                          COM        268648102      1266     19035     SH           Sole               19035
Elantec Semi Inc.                 COM        284155108       372     13400     SH           Sole               13400
Emulex Corp.                      COM        292475209     21794    272640     SH           Sole              272640
Exar Corp                         COM        300645108       899     29000     SH           Sole               29000
Exelon Corp                       COM        30161n101      8580    122200     SH           Sole              122200
Federated Investors               COM        314211103     14571    500300     SH           Sole              500300
Forest Labs Inc.Com               COM        345838106     15061    113345     SH           Sole              113345
Forward Air Corp                  COM        349853101       522     14000     SH           Sole               14000
Frontier Airplanes                COM        359065109      2512     81200     SH           Sole               81200
HS Res Inc.                       COM        404297103      4237    100000     SH           Sole              100000
Hanover Compressor Co.            COM        410768105      9224    207000     SH           Sole              207000
Harley Davidson Inc.              COM        412822108      1327     33380     SH           Sole               33380
Harleysville Group                COM        412824104       907     31000     SH           Sole               31000
Harman Inds                       COM        413086109      1128     30900     SH           Sole               30900
Henry Jack                        COM        426281101     10251    165000     SH           Sole              165000
Hollywood Casino                  COM        436132203       324     35000     SH           Sole               35000
I2 Technologies                   COM        465754109       283      5200     SH           Sole                5200
IVAX Corp                         COM        465823102     13305    347400     SH           Sole              347400
Integrated Device Technology I    COM        458118106      5022    151600     SH           Sole              151600

                                                                                                              Voting Authority
                                                                                                              ----------------
                                  Title of               Value      Shares/   Sh/  Put/   Invstmt
Name of Issuer                     class     CUSIP       (x$1000)   Prn Amt   Prn  Call   Dscretn   Managers  Sole    Shared  None
------------------------------    ---------  ---------   --------   -------   ---  ----   -------   --------  ------  ------  -----
International Game Technology     COM        459902102      3600     75000     SH           Sole               75000
Inverness Medical                 COM        461268104      3349     86000     SH           Sole               86000
Jaco Electronics                  COM        469783104       364     50000     SH           Sole               50000
Juniper Networks                  COM        48203R104      1121      8890     SH           Sole                8890
Keithley Corp                     COM        487584104      1206     28000     SH           Sole               28000
Key Production Co.                COM        493138101      1424     42440     SH           Sole               42440
Laboratory Corp of American HL    COM        50540R409     12577     71460     SH           Sole               71460
Learning Tree Intl                COM        522015106      1039     21000     SH           Sole               21000
Lone Star Tech Inc.               COM        542312103       751     19500     SH           Sole               19500
Macrovision Corp                  COM        555904101       307      4150     SH           Sole                4150
Manhattan Assoc                   COM        562750109      4757    111600     SH           Sole              111600
Mapinfo Corp.                     COM        565105103      4427     93700     SH           Sole               93700
Medimmune Inc.                    COM        584699102      1153     24180     SH           Sole               24180
Mercury Interactive               COM        589405109      9734    107860     SH           Sole              107860
Meritage Corp.                    COM        612502104       745     20000     SH           Sole               20000
Merix Corp.                       COM        590049102       814     60850     SH           Sole               60850
Micrel Semi                       COM        594793101      5053    150000     SH           Sole              150000
Mitchell Energy & Development     COM        606592202     14430    235600     SH           Sole              235600
Nabors Inds Inc.                  COM        629568106      5609     94825     SH           Sole               94825
Netegrity Inc.                    COM        64110P107      1017     18700     SH           Sole               18700
Network Appliance                 COM        64120L104       923     14380     SH           Sole               14380
Newport Corp.                     COM        651824104     10976    139630     SH           Sole              139630
Oak Technology                    COM        671802106       281     32400     SH           Sole               32400
Oakley Inc.                       COM        673662102      4725    350000     SH           Sole              350000
Offshore Logistics                COM        676255102       646     30000     SH           Sole               30000
Old Republic Intl.                COM        680223104      8480    265000     SH           Sole              265000
Oracle Corporation                COM        68389X105      1350     46460     SH           Sole               46460
PMC Sierra Inc.                   COM        69344F106      1628     20700     SH           Sole               20700
PPL Corp                          COM        69351T106      7230    160000     SH           Sole              160000
Patina Oil & Gas                  COM        703224105      2100     87510     SH           Sole               87510
Patterson Energy                  COM        703414102      3602     96700     SH           Sole               96700
Pericom Semicon                   COM        713831105       431     23300     SH           Sole               23300
Perkin Elmer                      COM        714046109      8935     85100     SH           Sole               85100
Planar Systems Inc.               COM        726900103       468     18800     SH           Sole               18800
Plexus Corp.                      COM        729132100      3809    125325     SH           Sole              125325
Power Wave Tech.                  COM        739363109       366      6250     SH           Sole                6250
Power-One Inc.                    COM        739308104      3941    100250     SH           Sole              100250

                                                                                                              Voting Authority
                                                                                                              ----------------
                                  Title of               Value      Shares/   Sh/  Put/   Invstmt
Name of Issuer                     class     CUSIP       (x$1000)   Prn Amt   Prn  Call   Dscretn   Managers  Sole    Shared  None
------------------------------    ---------  ---------   --------   -------   ---  ----   -------   --------  ------  ------  -----
Prima Energy                      COM        741901201      5491    156900     SH           Sole              156900
Professional Detailing            COM        74312N107      2760     26100     SH           Sole               26100
Protein Lab Design                COM        74369L103      2828     32550     SH           Sole               32550
QLogic Corp                       COM        747277101      1398     18150     SH           Sole               18150
Quest Diagnostics                 COM        74834L100     18361    129300     SH           Sole              129300
Questar Corp.                     COM        748356102      5712    190000     SH           Sole              190000
Rainbow Tech                      COM        750862104       441     27900     SH           Sole               27900
Rehabcare                         COM        759148109      4793     93300     SH           Sole               93300
Richardson Ele Ltd                COM        763165107       564     41000     SH           Sole               41000
Robert Half Int'l                 COM        770323103      9540    360000     SH           Sole              360000
Rogers Corp.                      COM        775133101      1298     31600     SH           Sole               31600
SEI Investments                   COM        784117103      8960     80000     SH           Sole               80000
Shuffle Master                    COM        825549108      4143    261000     SH           Sole              261000
Siebel Systems Inc.               COM        826170102      1121     16580     SH           Sole               16580
Silicon Valley Bancshares         COM        827064106      6342    183500     SH           Sole              183500
Southwest Banc Tex.               COM        84476R109       438     10200     SH           Sole               10200
St. Jude Med Inc.                 COM        790849103      5529     90000     SH           Sole               90000
Standard Microsystems             COM        853626109      2471    122020     SH           Sole              122020
SunGard Data Sys.                 COM        867363103       215      4570     SH           Sole                4570
Techne Corp                       COM        878377100      2415     66980     SH           Sole               66980
Technitrol, Inc.                  COM        878555101      1042     25330     SH           Sole               25330
Teekay Shipping                   COM        Y8564W103      2136     56200     SH           Sole               56200
Tenet Healthcare                  COM        88033G100      4444    100000     SH           Sole              100000
Tetra Tech                        COM        88162G103       931     29200     SH           Sole               29200
Teva Pharmaceuticals              COM        881624209      6050     82590     SH           Sole               82590
Texas Biotech                     COM        88221T104       192     22300     SH           Sole               22300
Tollgrade Comm                    COM        889542106      3270     89600     SH           Sole               89600
Trigon Healthcare                 COM        89618L100      9787    125780     SH           Sole              125780
Trimeris Inc.                     COM        896263100      1097     20000     SH           Sole               20000
Unit Corp.                        COM        909218109       779     41150     SH           Sole               41150
Universal Health Services         COM        913903100     12415    111100     SH           Sole              111100
Varian Inc.                       COM        922206107      1098     32400     SH           Sole               32400
Veritas Software                  COM        923436109      1093     12490     SH           Sole               12490
Vertex Pharm                      COM        92532F100      1966     27500     SH           Sole               27500
Vishay Inter                      COM        928298108       392     25900     SH           Sole               25900
Waddell & Reed Finl               COM        930059100      7525    200000     SH           Sole              200000
WellPoint Health Networks Inc.    COM        94973H108       249      2160     SH           Sole                2160

                                                                                                              Voting Authority
                                                                                                              ----------------
                                  Title of               Value      Shares/   Sh/  Put/   Invstmt
Name of Issuer                     class     CUSIP       (x$1000)   Prn Amt   Prn  Call   Dscretn   Managers  Sole    Shared  None
------------------------------    ---------  ---------   --------   -------   ---  ----   -------   --------  ------  ------  -----
138 DATA RECORDS                                          483845          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED